Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Korea Aerospace Industries Ltd.	534,895	$12,248,928

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	130,120	15,924,320

Airlines — 0.7%
Korean Air Lines Co. Ltd.(a)	1,345,921	29,911,621

Auto Components — 2.3%
Hankook Tire & Technology Co. Ltd.	551,743	17,889,179
Hanon Systems	1,401,741	15,261,296
Hyundai Mobis Co. Ltd.	366,793	68,075,203
		101,225,678

Automobiles — 4.8%
Hyundai Motor Co.	730,328	119,981,220
Kia Corp.	1,431,071	93,662,629
		213,643,849

Banks — 6.2%
Hana Financial Group Inc.	1,635,448	54,357,810
Industrial Bank of Korea	1,799,379	15,585,265
KakaoBank Corp.(a)(b)	123,377	6,813,310
KB Financial Group Inc.	2,112,020	93,864,286
Shinhan Financial Group Co. Ltd.	2,421,400	70,417,515
Woori Financial Group Inc.	3,282,355	34,741,455
		275,779,641

Biotechnology — 2.7%
Alteogen Inc.(a)	145,919	8,421,774
Celltrion Inc.(a)(b)	509,410	88,671,903
Green Cross Corp.	20,742	3,793,741
Seegene Inc.(b)	192,510	12,153,341
SK Bioscience Co. Ltd.(a)	23,213	5,481,309
		118,522,068

Capital Markets — 1.8%
Korea Investment Holdings Co. Ltd.	282,150	17,835,391
Meritz Securities Co. Ltd.	3,293,209	13,824,478
Mirae Asset Securities Co. Ltd.	2,709,069	19,521,123
NH Investment & Securities Co. Ltd.	1,241,361	12,889,585
Samsung Securities Co. Ltd.	457,226	17,031,159
		81,101,736

Chemicals — 5.0%
Hanwha Solutions Corp.(a)	928,542	25,876,930
Kumho Petrochemical Co. Ltd.(b)	169,686	22,019,919
LG Chem Ltd.	236,039	138,269,695
Lotte Chemical Corp.	109,648	18,576,783
SK Chemicals Co. Ltd.	60,235	7,051,421
SK IE Technology Co. Ltd.(a)(c)	28,804	3,772,253
SKC Co. Ltd.	47,965	7,943,864
		223,510,865

Commercial Services & Supplies — 0.2%
S-1 Corp.	145,380	9,029,858

Construction & Engineering — 1.2%
GS Engineering & Construction Corp.	479,899	14,813,393
Hyundai Engineering & Construction Co. Ltd.	520,082	19,322,763
Samsung Engineering Co. Ltd.(a)	1,104,239	19,281,162
		53,417,318

Construction Materials — 0.7%
POSCO Chemical Co. Ltd.	250,280	33,225,367
Security	Shares	Value

Diversified Telecommunication Services — 0.4%
LG Uplus Corp.	1,419,264	$16,151,748

Electric Utilities — 0.6%
Korea Electric Power Corp.	1,465,754	25,587,906

Electrical Equipment — 0.7%
Doosan Heavy Industries & Construction Co. Ltd.(a)	1,452,385	23,256,748
Ecopro BM Co. Ltd.	16,192	7,402,342
		30,659,090

Electronic Equipment, Instruments & Components — 6.0%
Iljin Materials Co. Ltd.	37,603	4,067,670
L&F Co. Ltd.	25,945	4,898,951
LG Display Co. Ltd.(a)(b)	1,485,458	24,844,777
LG Innotek Co. Ltd.	108,455	27,682,016
Samsung Electro-Mechanics Co. Ltd.	321,762	45,058,413
Samsung SDI Co. Ltd.	279,385	161,429,169
		267,980,996

Entertainment — 3.1%
HYBE Co. Ltd.(a)(b)	35,599	10,900,728
Kakao Games Corp.(a)	44,840	3,721,882
Krafton Inc.(a)	46,030	19,490,774
NCSoft Corp.	96,647	55,177,410
Netmarble Corp.(c)	181,967	17,871,888
Pearl Abyss Corp.(a)	256,519	28,470,357
		135,633,039

Food & Staples Retailing — 0.6%
BGF retail Co. Ltd.	69,948	8,545,789
E-MART Inc.	150,861	18,111,235
		26,657,024

Food Products — 0.7%
CJ CheilJedang Corp.	60,282	17,966,558
Orion Corp./Republic of Korea	166,253	13,575,127
		31,541,685

Health Care Equipment & Supplies — 0.1%
SD Biosensor Inc.(a)	91,362	4,491,574

Health Care Providers & Services — 0.6%
Celltrion Healthcare Co. Ltd.(a)	362,239	24,659,240

Hotels, Restaurants & Leisure — 0.3%
Kangwon Land Inc.(a)	781,817	14,495,485

Household Durables — 1.7%
Coway Co. Ltd.	323,141	18,437,174
LG Electronics Inc.	600,083	58,407,578
		76,844,752

Industrial Conglomerates — 3.1%
CJ Corp.	128,462	8,647,120
LG Corp.	489,345	32,383,264
Samsung C&T Corp.	472,732	41,932,219
SK Inc.	260,631	56,758,314
		139,720,917

Insurance — 1.5%
DB Insurance Co. Ltd.	368,274	16,690,808
Samsung Fire & Marine Insurance Co. Ltd.	177,216	30,151,165
Samsung Life Insurance Co. Ltd.	421,593	21,133,782
		67,975,755

Interactive Media & Services — 7.8%
Kakao Corp.	1,445,147	147,852,881

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
NAVER Corp.	617,788	$197,230,028
		345,082,909

Internet & Direct Marketing Retail — 0.2%
CJ ENM Co. Ltd.	88,225	10,063,508

IT Services — 0.5%
Samsung SDS Co. Ltd.	197,701	23,757,464

Leisure Products — 0.5%
HLB Inc.(a)(b)	665,176	20,182,413

Life Sciences Tools & Services — 1.6%
Samsung Biologics Co. Ltd.(a)(c)	94,378	70,752,256

Machinery — 1.4%
Doosan Bobcat Inc.(a)	423,729	12,898,968
Hyundai Heavy Industries Holdings Co. Ltd.	330,720	14,730,970
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	236,871	17,426,681
Samsung Heavy Industries Co. Ltd.(a)	3,941,883	16,882,630
		61,939,249

Marine — 0.6%
HMM Co. Ltd.(a)	839,393	16,676,898
Pan Ocean Co. Ltd.	2,662,234	11,605,614
		28,282,512

Media — 0.2%
Cheil Worldwide Inc.	584,280	10,667,184

Metals & Mining — 2.9%
Hyundai Steel Co.	577,714	17,981,596
Korea Zinc Co. Ltd.	53,869	22,436,530
POSCO	403,363	88,560,481
		128,978,607

Multiline Retail — 0.2%
Lotte Shopping Co. Ltd.	102,717	7,223,726

Oil, Gas & Consumable Fuels — 1.8%
GS Holdings Corp.	367,200	11,566,429
SK Innovation Co. Ltd.(a)	309,401	50,617,718
S-Oil Corp.	288,542	19,328,968
		81,513,115

Personal Products — 1.7%
Amorepacific Corp.	186,957	24,699,995
AMOREPACIFIC Group.	216,640	7,519,989
LG Household & Health Care Ltd.	50,740	44,998,351
		77,218,335

Pharmaceuticals — 1.2%
Celltrion Pharm Inc.(a)(b)	87,188	8,780,685
Hanmi Pharm Co. Ltd.	51,805	10,985,528
Shin Poong Pharmaceutical Co. Ltd.(b)	157,320	4,322,716
SK Biopharmaceuticals Co. Ltd.(a)	144,262	11,583,448
Yuhan Corp.	368,487	17,939,711
		53,612,088

Road & Rail — 0.2%
CJ Logistics Corp.(a)	82,930	8,652,030

Semiconductors & Semiconductor Equipment — 6.1%
SK Hynix Inc.	2,708,261	258,912,670
SK Square Co. Ltd.(a)	188,177	10,771,981
		269,684,651
Security	Shares	Value

Software — 0.2%
Douzone Bizon Co. Ltd.	106,114	$6,733,095

Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.(b)	212,226	12,634,500

Technology Hardware, Storage & Peripherals — 23.6%
Samsung Electronics Co. Ltd.	17,413,628	1,045,274,073

Textiles, Apparel & Luxury Goods — 0.1%
F&F Co. Ltd./New(a)	5,423	3,789,115

Tobacco — 1.0%
KT&G Corp.	633,146	43,641,550

Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	284,145	13,010,726

Total Common Stocks — 98.1%
(Cost: $1,661,557,521)		4,352,633,566

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	184,915	14,118,819
Series 2, Preference Shares, NVS	242,815	18,910,380
		33,029,199

Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	64,036	17,452,705

Personal Products — 0.2%
LG Household & Health Care Ltd., Preference Shares, NVS	16,634	8,331,151

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	71,435	3,852,202

Total Preferred Stocks — 1.4%
(Cost: $30,796,451)		62,665,257

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	101,613,276	101,653,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,920,000	3,920,000
		105,573,922

Total Short-Term Investments — 2.4%
(Cost: $105,523,388)		105,573,922

Total Investments in Securities — 101.9%
(Cost: $1,797,877,360)		4,520,872,745

Other Assets, Less Liabilities — (1.9)%		(83,819,157)

Net Assets — 100.0%		$4,437,053,588

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2021

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,734,315	$—		$(21,063,825	)(a)	$(7,022)	$(9,546)	$101,653,922	101,613,276	$1,098,885	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,140,000	2,780,000	(a)	—		—	—	3,920,000	3,920,000	44		—
						$(7,022)	$(9,546)	$105,573,922		$1,098,929		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI2 Index	135	12/09/21	$10,596	$(407,115)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,770,830	$4,301,862,736	$—	$4,352,633,566
Preferred Stocks	—	62,665,257	—	62,665,257
Money Market Funds	105,573,922	—	—	105,573,922
	$156,344,752	$4,364,527,993	$—	$4,520,872,745
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(407,115)	$—	$(407,115)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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